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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30


Date of reporting period:  December 1, 2004 through May 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

                                    PIONEER
                             -----------------------
                                    EMERGING
                                     MARKETS
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/05

                                     [LOGO]
                                     PIONEER
                                 Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                           1
Portfolio Summary                                               2
Prices and Distributions                                        3
Performance Update                                              4
Comparing Ongoing Fund Expenses                                 9
Portfolio Management Discussion                                11
Schedule of Investments                                        15
Financial Statements                                           26
Notes to Financial Statements                                  35
Factors Considered by the Independent Trustees in Approving
the Management Contract                                        45
Trustees, Officers and Service Providers                       50
The Pioneer Family of Mutual Funds                             51

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 5/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. equity markets stumbled early in the year before advancing to three-year highs in March. Stocks spent much of April retracing their gains, as higher interest rates and soaring energy prices overwhelmed sentiment. Then a brisk
May rally left the Dow Industrials, the Standard and Poor's 500 Stock Index and the NASDAQ Composite slightly below year-end levels.

With investors less welcoming of risk and the economy giving mixed signals, value stocks were more resilient than growth stocks. Large-capitalization stocks held up better than small- and mid-sized issues that might be seen as more vulnerable in an economic "soft patch," in the phrase of Federal Reserve Board Chairman Alan Greenspan. The possibility of slower growth notwithstanding, the Fed continued to raise short-term rates in an effort to head off damaging inflation.

Bond returns were modestly negative overall early in the year, and fixed-income investors more risk-averse. High-yield and other corporate sectors retrenched after a run of stellar performance while Treasuries and mortgage-backed securities showed smaller declines. Long-term bond prices rose and their yields fell, suggesting that investors were not concerned about inflation and offering a boost to home buyers. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought a pause in its protracted fall. However, the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities benefited from heavy demand. Meanwhile, growth in Japan may have stalled, and Europe's halting expansion ran afoul of political issues.

We believe that the U.S. economy and corporate earnings will continue to grow at a moderate pace. Although oil prices had backed away from their record highs, steep energy costs and rising interest rates may hold investor attention for a while. Looking beyond present concerns, Pioneer's global investment experts continue to find stocks and bonds with attractive long-term potential for our domestic and international funds.

Expanding your opportunities

This period was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment types is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve this important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,
/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/05
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE GRAPH IN THE PRINTED MATERIAL]

Health Care                  0.3%
Utilities                    3.3%
Telecommunication Services   7.3%
Consumer Staples             7.6%
Consumer Discretionary      10.2%
Information Technology      10.3%
Industrials                 11.9%
Energy                      12.6%
Materials                   15.0%
Financials                  21.5%

Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

South Korea                            22.1%
Brazil                                 13.9%
Taiwan                                 12.2%
South Africa                            8.9%
India                                   8.1%
People's Republic of China              4.5%
Turkey                                  4.3%
Thailand                                3.8%
Russia                                  3.4%
Mexico                                  3.2%
Indonesia                               3.1%
Malaysia                                3.1%
Peru                                    1.2%
Argentina                               1.2%
Phillippines                            1.2%
Hong Kong                               0.9%
Other (Individually less than 1%)       4.9%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Petrobras Brasileiro (A.D.R.)            5.09%
 2.    Samsung Electronics                      4.33
 3.    AngloGold Ashanti, Ltd. (A.D.R.)         1.66
 4.    Hyundai Motor Co., Ltd.                  1.62
 5.    Anglo American Platinum Corp., Ltd.      1.53
 6.    Kookmin Bank (A.D.R)                     1.22
 7.    Compania de Minas Buenaventura SA        1.22
 8.    Fomento Economico Mexicano, SA de CV     1.14
 9.    Surgutneftegaz (A.D.R.)                  1.13
10.    Hon Hai Precision Industry               1.10

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------

 Class   5/31/05   11/30/04
------- --------- ---------
 A      $19.11    $17.88
 B      $17.60    $16.52
 C      $17.54    $16.47
 R      $18.91    $17.72
 Y      $20.14    $18.78

Distributions Per Share
-----------------------------------------------------------------------------

                     12/1/04 - 5/31/05
                     -----------------
             Net
         Investment     Short-Term
 Class     Income     Capital Gains
------- ------------ ---------------
    A        $ -            $ -
    B        $ -            $ -
    C        $ -            $ -
    R        $ -            $ -
    Y        $ -            $ -

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
   PERFORMANCE UPDATE 5/31/05                               CLASS A SHARES
-----------------------------------------------------------------------------

   Investment Returns
  -----------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

    Value of $10,000 Investment

    Date         Value      MSCI Emerging
                            Markets Index
5/31/1995          $9,423     $10,000
                  $11,869     $10,813
5/31/1997         $13,356     $11,651
                  $12,190      $8,355
5/31/1999         $10,560      $8,644
                  $14,697     $10,180
5/31/2001         $10,376      $7,982
                  $11,209      $8,563
5/31/2003         $10,841      $8,014
                  $14,508     $11,330
5/31/2005         $18,558     $14,743

              Average Annual Total Returns
                  (As of May 31, 2005)
                              Net Asset       Public
                                Value     Offering Price
Period                          (NAV)         (POP)
 10 Years                     7.01%       6.38%
 5 Years                      4.78        3.54
 1 Year                      27.91       20.49

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   POP returns reflect deduction of maximum 5.75% sales charge. NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
   PERFORMANCE UPDATE 5/31/05                              CLASS B SHARES
-----------------------------------------------------------------------------

   Investment Returns
  -----------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

    Value of $10,000 Investment

    Date         Value      MSCI Emerging
                            Markets Index
5/31/1995         $10,000     $10,000
                  $12,523     $10,813
5/31/1997         $13,985     $11,651
                  $12,671      $8,355
5/31/1999         $10,883      $8,644
                  $15,023     $10,180
5/31/2001         $10,510      $7,982
                  $11,278      $8,563
5/31/2003         $10,821      $8,014
                  $14,390     $11,330
5/31/2005         $18,260     $14,743



          Average Annual Total Returns
              (As of May 31, 2005)
                                 If         If
Period                          Held     Redeemed
 10 Years                     6.21%      6.21%
 5 Years                      3.98       3.98
 1 Year                      26.89      22.89

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
   PERFORMANCE UPDATE 5/31/05                              CLASS C SHARES
-----------------------------------------------------------------------------

   Investment Returns
   -----------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

    Value of $10,000 Investment

    Date         Value      MSCI Emerging
                            Markets Index
1/31/1996         $10,000     $10,000
                  $10,870     $10,268
5/31/1997         $12,139     $11,064
                  $10,997      $7,934
5/31/1999          $9,390      $8,209
                  $12,932      $9,668
5/31/2001          $9,075      $7,580
                   $9,742      $8,132
5/31/2003          $9,363      $7,611
                  $12,437     $10,759
5/31/2005         $15,807     $14,001

          Average Annual Total Returns
              (As of May 31, 2005)
                                 If         If
Period                          Held     Redeemed
 Life-of-Class
 (1/31/1996)                  5.03%      5.03%
 5 Years                      4.10       4.10
 1 Year                      27.10      27.10

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
  PERFORMANCE UPDATE 5/31/05                              CLASS R SHARES
-----------------------------------------------------------------------------

   Investment Returns
  -----------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

    Value of $10,000 Investment

    Date         Value      MSCI Emerging
                            Markets Index
5/31/1995         $10,000     $10,000
                  $12,530     $10,813
5/31/1997         $14,022     $11,651
                  $12,737      $8,355
5/31/1999         $10,978      $8,644
                  $15,208     $10,180
5/31/2001         $10,682      $7,982
                  $11,482      $8,563
5/31/2003         $11,057      $8,014
                  $14,853     $11,330
5/31/2005         $18,889     $14,743

          Average Annual Total Returns
              (As of May 31, 2005)
                                 If         If
Period                          Held     Redeemed
 10 Years                     6.57%      6.57%
 5 Years                      4.43       4.43
 1 Year                      27.17      27.17

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
   PERFORMANCE UPDATE 5/31/05                               CLASS Y SHARES
-----------------------------------------------------------------------------

   Investment Returns
  ---------------------------------------------------------------------------

   The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

    Value of $10,000 Investment
    Date         Value         MSCI Emerging
                            Markets
5/31/1995         $10,000     $10,000
                  $12,596     $10,813
5/31/1997         $14,174     $11,651
                  $12,957      $8,355
5/31/1999         $11,320      $8,644
                  $15,854     $10,180
5/31/2001         $11,258      $7,982
                  $12,296      $8,563
5/31/2003         $12,019      $8,014
                  $16,240     $11,330
5/31/2005         $20,926     $14,743

          Average Annual Total Returns
              (As of May 31, 2005)
                                 If         If
Period                          Held     Redeemed
 10 Years                     7.66%      7.66%
 5 Years                      5.71       5.71
 1 Year                      28.86      28.86

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 6/23/94 to 4/9/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2004 through May 31, 2005.

Share Class                        A              B            C            R            Y
---------------------------------------------------------------------------------------------
 Beginning Account Value      $1,000.00      $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 12/1/04

 Ending Account Value         $1,068.80      $1,065.40    $1,065.00    $1,067.20    $1,072.40
 (after expenses)
 On 5/31/05

 Expenses Paid                $   11.09      $   14.98    $   14.42    $   12.73    $    7.23
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 2.15%, 2.91%, 2.80%, 2.47%, and 1.40% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2004 through May 31, 2005.

Share Class                        A              B            C            R            Y
---------------------------------------------------------------------------------------------
 Beginning Account Value      $1,000.00      $1,000.00    $1,000.00    $1,000.00    $1,000.00
 On 12/1/04

 Ending Account Value         $1,014.21      $1,010.42    $1,010.97    $1,012.62    $1,017.95
 (after expenses)
 On 5/31/05

 Expenses Paid                $   10.80      $   14.59    $   14.04    $   12.39    $    7.04
 During Period*

 * Expenses are equal to the Fund's annualized expense ratio of 2.15%, 2.91%, 2.80%, 2.47%, and 1.40% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05
--------------------------------------------------------------------------------

In the following interview, Christopher Smart and Sam Polyak, Pioneer Emerging Market Fund's Portfolio Managers, discuss the factors that influenced performance during the six months ended May 31, 2005.

The Fund modestly underperformed both its benchmark and its peer group for the period. The Class A shares of the Fund produced a total return of 6.88% at net asset value for the six-month period ended May 31, 2005, trailing the 7.66% return of the MSCI Emerging Markets Index. The return of the Fund's Class A shares was slightly below the 7. 08% average return of the 183 funds in their Lipper peer group, Emerging Markets Funds.

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: How did emerging markets equities perform during the Fund's semiannual reporting period?

A: The asset class outpaced the developed markets amid an environment of steady worldwide growth, falling long-term interest rates, and strong commodity prices. Emerging markets equities performed very well in the first half of the reporting period, but the investment environment turned more challenging in March. As continued high oil prices triggered fears of rising inflation and more aggressive interest rate hikes by the U.S. Federal Reserve, heightened risk aversion among investors led to a sharp decline in most global equities markets and in the emerging markets in particular. Still, we maintained our longer term view that the outlook for the stocks in our portfolio remains promising.

Q:  Did this shifting environment affect the way you managed the Fund?

A: On the margin, yes. Although we generally buy stocks with a 12- to 18-month time horizon, we will sell them if we think that market excesses have driven them much above their intrinsic values. We therefore established a more conservative positioning in late February following several months of strong performance

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

    for emerging markets stocks. We reduced our exposure to more volatile markets such as India and Brazil, which helped performance when the global stock markets weakened during March and April. When this drop caused many of our favored companies to fall back into more attractive valuation ranges, we took advantage of the more attractive valuations to add them to the portfolio. Specifically, we increased the Fund's exposure to stocks that can benefit from the recovery of domestic consumption we continued to expect in countries such as Korea. We also increased our holdings in select technology stocks that were showing signs of improving sales growth.

Q:  What were some notable causes for the Fund's underperformance?

A: Our position in Russian oil stocks was the largest detractor from performance. While the economy continues to grow rapidly and benefit from high global oil prices, the Russian government's aggressive efforts to dismantle the oil giant Yukos dealt a severe blow to investor sentiment. This led to a sharp decline in Russian stocks, and the Fund's positions in Gazprom, Lukoil, and Surgutneftegaz underperformed. Fund performance also was hurt by our holdings in Thailand, which suffered from rising interest rates and a subsequent slowdown in the economy. Both weighed heavily on holdings such as Siam Cement and Siam Commercial Bank.

Q:  What elements of the portfolio's positioning were positive for performance?

A: Our stock selection in South Korea and Brazil, which are among the Fund's top country weightings, was helpful to performance. In Brazil, we benefited from positions in Natura Comesticos, which sells cosmetics door-to-door, and the retail banking concern Unibanco, which enjoyed a strong resurgence in lending. Our holdings in Korean shipbuilding stocks, such as Daewoo Shipbuilding and Samsung Heavy, were also helpful as the demand for new ships continued to grow. Two utilities also contributed to performance: Samchully, which distributes natural gas to a growing number of households in Korea, and Korean Electric Power, which benefited as a recovery in the Korean currency - the won - helped reduce its foreign debt burden.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Q: What is your overall view of the asset class, and where are you finding the most compelling opportunities?

A: We retain a positive view on emerging markets. We believe the U.S. Federal Reserve will continue to raise interest rates, but not fast enough to dampen growth in our markets significantly. We also believe that growth in China, while likely to slow somewhat, will not suffer the collapse that some investors fear. That should help support demand for key commodities from many emerging markets. Finally, valuations returned to attractive levels, in our view, following the March decline. The price-to-earnings (p/e) ratio of the MSCI Emerging Markets Index is about 60% of the developed markets ratio, despite the fact that earnings growth is actually stronger in many emerging markets. Those factors, in combination, should provide a positive underpinning for the asset class.

    Specifically, the case for investing in China may be growing more compelling. Valuations have returned to reasonable levels after two years of underperformance for the country's stock market, particularly among companies that benefit from the growing wealth of the Chinese consumer. They include China Life, the country's largest life insurance company, and Panva Gas Holdings, which distributes natural gas to retail customers. India also remains a compelling opportunity, as we believe the government's efforts to enact economic reforms will help release pent-up consumer demand. Brazil, where a likely decline in interest rates should provide an additional spark to the consumer sector, also looks more attractive.

    Overall, we remain confident that our disciplined investment approach, which incorporates the analysis of both countries and individual companies, will help the Fund to take advantage of the positive long-term trends unfolding in many emerging markets.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. Because the portfolio invests in a limited number of companies, a change in one security's value may have a more significant effect on the portfolio's value. The portfolio focuses on companies in a limited number of sectors making it more susceptible to adverse economic, political, or regulatory developments affecting those sectors than a portfolio that invests more broadly. Investing in small and mid-sized companies may have the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/05                            (continued)
--------------------------------------------------------------------------------

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------


   Shares                                                                Value
               PREFERRED STOCKS - 3.3%
               Capital Goods - 0.2%
               Industrial Conglomerates - 0.2%
   28,470      LG Corp.*                                           $    436,547
                                                                   ------------
               Total Capital Goods                                 $    436,547
                                                                   ------------
               Media - 0.5%
               Broadcasting & Cable Television - 0.5%
4,827,600      Net Servicos de Comunicacao SA*                     $  1,303,131
                                                                   ------------
               Total Media                                         $  1,303,131
                                                                   ------------
               Banks - 1.1%
               Diversified Banks - 1.1%
   13,973      Banco Itau Holding Financeira                       $  2,460,420
                                                                   ------------
               Total Banks                                         $  2,460,420
                                                                   ------------
               Telecommunication Services - 0.6%
               Integrated Telecommunication Services - 0.6%
   92,894      Tele Norte Leste Participacoes (A.D.R.) (c)         $  1,416,634
                                                                   ------------
               Total Telecommunication Services                    $  1,416,634
                                                                   ------------
               Utilities - 0.9%
               Electric Utilities - 0.9%
  293,803      Centrais Electricas Brasileiras SA (A.D.R.)*(c)     $  2,037,524
                                                                   ------------
               Total Utilities                                     $  2,037,524
                                                                   ------------
               TOTAL PREFERRED STOCKS
               (Cost $6,316,367)                                   $  7,654,256
                                                                   ------------
               COMMON STOCKS - 94.0%
               Energy - 12.2%
               Coal & Consumable Fuels - 0.5%
1,412,000      Yanzhou Coal Mining (Class H)                       $  1,121,152
                                                                   ------------
               Integrated Oil & Gas - 7.5%
1,767,000      CNOOC, Ltd.                                         $    972,542
   71,210      Gazprom - Reg S (A.D.R.)*                              2,406,286
  273,100      Petrobras Brasileiro (A.D.R.)*                        11,442,890
   75,000      Surgutneftegaz (A.D.R.)*(c)                            2,539,950
                                                                   ------------
                                                                   $ 17,361,668
                                                                   ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                               Value
               Oil & Gas Equipment & Services - 0.7%
    19,700     Samchully Co., Ltd.*                              $  1,558,454
                                                                 ------------
               Oil & Gas Exploration & Production - 2.1%
 2,684,500     China Petroleum & Chemical                        $    993,064
    18,300     Mol Magyar Olaj                                      1,364,153
 2,994,000     Panva Gas Holdings, Ltd.*                            1,212,696
   257,700     PTT Public Co., Ltd.                                 1,249,339
                                                                 ------------
                                                                 $  4,819,252
                                                                 ------------
               Oil & Gas Refining & Marketing - 0.8%
12,210,800     Petron Corp.                                      $    737,653
    47,200     Repsol SA (A.D.R.) (c)                               1,182,832
                                                                 ------------
                                                                 $  1,920,485
                                                                 ------------
               Oil & Gas Storage & Transporation - 0.6%
86,048,385     Ultrapar Participacoes S.A.                       $  1,482,977
                                                                 ------------
               Total Energy                                      $ 28,263,988
                                                                 ------------
               Materials - 14.6%
               Commodity Chemicals - 1.6%
    23,289     Daelim Industrial Co.*                            $  1,117,869
    97,400     Reliance Industries, Ltd. (144A)                     2,444,740
                                                                 ------------
                                                                 $  3,562,609
                                                                 ------------
               Construction Materials - 3.4%
   327,163     Akcansa Cimento AS                                $  1,114,687
    38,930     Asia Cement Co., Ltd.*                               1,311,874
   692,400     Aveng, Ltd.*                                         1,169,840
 4,461,400     Lafarge Malayan Cement Bhd.                            692,877
 2,800,000     PT Indocement Tunggal Prakarsa Tbk*                    938,403
   170,000     Siam Cement Public Co., Ltd. (Foreign Shares)        1,020,273
    78,000     Siam City Cement Co., Ltd. (Foreign Shares)            545,146
   154,300     Ultra Tech Cement, Ltd.                              1,144,754
                                                                 ------------
                                                                 $  7,937,854
                                                                 ------------
               Diversified Chemicals - 0.5%
 2,140,664     Sinopac Holdings Co.                              $  1,139,746
                                                                 ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                                                                Value
               Diversified Metals & Mining - 2.5%
   81,000      Anglo American Platinum Corp., Ltd.                $  3,431,073
   47,200      Companhia Vale do Rio Doce (A.D.R.)                   1,164,896
   33,700      Freeport-McMoRan Copper & Gold, Inc. (Class B)        1,189,610
                                                                  ------------
                                                                  $  5,785,579
                                                                  ------------
               Fertilizers & Agricultural Chemicals - 0.7%
  259,560      Makhteshim-Agan Industries, Ltd.                   $  1,572,571
                                                                  ------------
               Gold - 1.1%
  196,200      IAMGOLD Corp.                                      $  1,265,490
5,792,000      Zijin Mining Group Co., Ltd.                          1,180,457
                                                                  ------------
                                                                  $  2,445,947
                                                                  ------------
               Paper Products - 0.4%
   28,000      Aracruz Cellulose SA (A.D.R.)                      $    943,040
                                                                  ------------
               Precious Metals & Minerals - 3.3%
  109,000      AngloGold Ashanti, Ltd. (A.D.R.) (c)               $  3,743,060
  127,900      Compania de Minas Buenaventura SA                     2,734,502
4,676,200      PT Aneka Tambang TBK                                  1,151,561
                                                                  ------------
                                                                  $  7,629,123
                                                                  ------------
               Specialty Chemicals - 0.5%
  712,816      Formosa Plastic Corp.                              $  1,211,880
                                                                  ------------
               Steel - 0.6%
   96,170      Remgro, Ltd.                                       $  1,466,620
                                                                  ------------
               Total Materials                                    $ 33,694,969
                                                                  ------------
               Capital Goods - 8.4%
               Building Products - 0.9%
   15,830      Hanil Cement Co., Ltd.*                            $    876,521
  353,700      Trakya Cam Sanayii AS*                                1,127,424
                                                                  ------------
                                                                  $  2,003,945
                                                                  ------------
               Construction & Engineering - 3.2%
2,436,073      CTCI Corp.                                         $  1,288,782
3,310,700      Empressa ICA Sociedad Controladora SA de C.V.*        1,309,600
   65,300      GS Engineering & Construction Corp.*                  2,031,369
   75,000      Kyeryong Construction Industrial Co., Ltd.*           1,565,612
   48,200      Larsen & Toubro, Ltd.*                                1,152,916
                                                                  ------------
                                                                  $  7,348,279
                                                                  ------------

The accompanying notes are an integral part of these financial statements.   17

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
               Electrical Components & Equipment - 0.9%
   98,000      Bharat Heavy Electricals (Demat Shares)*        $  1,971,451
                                                               ------------
               Industrial Conglomerates - 1.5%
  173,900      Copec-Compania Petroleos                        $  1,412,053
  268,522      KOC Holding AS*                                    1,134,294
   38,900      LG Corp.*                                            994,351
                                                               ------------
                                                               $  3,540,698
                                                               ------------
               Industrial Machinery - 1.9%
  116,800      Daewoo Heavy Industries & Machinery, Ltd.*      $  2,350,287
  140,700      Doosan Heavy Industries & Construction Co.*        1,132,269
2,042,000      Yungtay Engineering Co., Ltd.                      1,065,405
                                                               ------------
                                                               $  4,547,961
                                                               ------------
               Total Capital Goods                             $ 19,412,334
                                                               ------------
               Commercial Services & Supplies - 1.0%
               Data Processing Services - 0.5%
1,235,300      Shinawatra Computer Co., Plc                    $  1,124,796
                                                               ------------
               Diversified Commercial Services - 0.5%
  127,772      Bidvest Group, Ltd.                             $  1,294,741
                                                               ------------
               Total Commercial Services & Supplies            $  2,419,537
                                                               ------------
               Transportation - 2.0%
               Marine - 2.0%
1,478,000      China Shipping Development Co., Ltd.*           $  1,177,878
  278,000      Malaysia International Shipping Bhd.               1,263,763
  252,000      Samsung Heavy Industries Co., Ltd.*                2,107,259
                                                               ------------
                                                               $  4,548,900
                                                               ------------
               Total Transportation                            $  4,548,900
                                                               ------------
               Automobiles & Components - 3.6%
               Automobile Manufacturers - 3.0%
   43,570      Hyundai Heavy Industries*                       $  2,300,679
   64,900      Hyundai Motor Co., Ltd.*                           3,633,966
  108,140      Tata Motors                                        1,068,747
                                                               ------------
                                                               $  7,003,392
                                                               ------------
               Motorcycle Manufacturers - 0.6%
   47,000      Bajaj Auto, Ltd. (Demat Shares)                 $  1,316,674
                                                               ------------
               Total Automobiles & Components                  $  8,320,066
                                                               ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                                                               Value
               Hotels, Restaurants & Leisure - 0.8%
               Hotels, Resorts & Cruise Lines - 0.8%
  126,700      Indian Hotels Co., Ltd.                           $  1,932,894
                                                                 ------------
               Total Hotels, Restaurants & Leisure               $  1,932,894
                                                                 ------------
               Media - 5.0%
               Advertising - 0.4%
   53,080      G2R Inc.*                                         $    970,564
                                                                 ------------
               Broadcasting & Cable Television - 2.9%
1,320,000      ABS-CBN Broadcasting Corp.                        $    265,379
2,800,000      BEC World Public Co., Ltd. (Foreign Shares)*           854,436
   38,231      Grupo Televisa SA (A.D.R.)*                          2,293,860
4,882,000      Media Prima Bhd.*                                    2,118,778
  233,000      Television Broadcasts, Ltd.*                         1,188,860
                                                                 ------------
                                                                 $  6,721,313
                                                                 ------------
               Movies & Entertainment - 0.8%
1,071,800      Grammy Entertainment Plc (Foreign Shares)         $    342,892
  469,500      Zee Telefilms, Ltd.                                  1,491,552
                                                                 ------------
                                                                 $  1,834,444
                                                                 ------------
               Publishing - 0.9%
1,034,627      Hurriyet Gazetecilik ve Matbaacilik AS            $  1,976,780
                                                                 ------------
               Total Media                                       $ 11,503,101
                                                                 ------------
               Food & Drug Retailing - 3.4%
               Food Distributors - 0.5%
  177,000      Massmart Holdings, Ltd.*                          $  1,107,396
                                                                 ------------
               Food Retail - 2.9%
   76,700      Brasil Distributor Pao Acu (A.D.R.)               $  1,664,390
   31,500      CJ Corp.*                                            2,246,085
   30,600      Hyundai Department Store Co., Ltd.*                  1,443,567
  760,000      President Chain Store Corp.                          1,390,300
                                                                 ------------
                                                                 $  6,744,342
                                                                 ------------
               Total Food & Drug Retailing                       $  7,851,738
                                                                 ------------
               Food, Beverage & Tobacco - 2.7%
               Brewers - 0.5%
   41,650      Efes Breweries International (144A) (G.D.R.)*     $  1,249,084
                                                                 ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
               Distillers & Vintners - 0.5%
  367,700      Grupo Modelo, SA de CV*                    $  1,116,241
                                                          ------------
               Soft Drinks - 1.3%
   47,000      Fomento Economico Mexicano, SA de CV       $  2,573,250
  985,300      Sermsuk Public Co., Ltd.                        494,150
                                                          ------------
                                                          $  3,067,400
                                                          ------------
               Tobacco - 0.4%
  603,000      PT Gudang Garam Public Co., Ltd.           $    816,889
                                                          ------------
               Total Food, Beverage & Tobacco             $  6,249,614
                                                          ------------
               Household & Personal Products - 1.3%
               Household Products - 0.6%
  261,520      Arcelik AS*                                $  1,373,708
                                                          ------------
               Personal Products - 0.7%
   47,020      Natura Cosmeticos SA                       $  1,569,351
                                                          ------------
               Total Household & Personal Products        $  2,943,059
                                                          ------------
               Pharmaceuticals & Biotechnology - 0.3%
               Pharmaceuticals - 0.3%
1,065,400      PT Tempo Scan Pacific                      $    782,183
        4      Sun Pharmaceutical Industries, Ltd.
               (Demat Shares)*                                      48
                                                          ------------
                                                          $    782,231
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $    782,231
                                                          ------------
               Banks - 11.3%
               Diversified Banks - 10.2%
   70,102      Banco Bradesco SA (c)                      $  2,241,161
  324,400      Bangkok Bank, Ltd. (Foreign Shares)             925,568
1,412,131      Chinatrust Financial Holding Co., Ltd.        1,583,871
  971,700      Commerce Asset Holdings Bhd.*                 1,190,324
1,596,000      E.Sun Financial Holding Co., Ltd.*            1,293,641
   62,900      Hana Bank*                                    1,598,914
  797,600      Kasikornbank                                  1,166,916
   62,000      Kookmin Bank (A.D.R.)*(c)                     2,740,400
   14,131      Kookmin Bank*                                   619,057
1,334,600      Metropolitan Bank & Trust Co.                   720,337
2,289,000      PT Bank Central Asia Tbk                        835,671

20  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                                                                    Value
               Diversified Banks (continued)
13,446,785     PT Lippo Bank*                                         $  1,398,661
  749,600      Siam Commercial Bank Plc (Foreign Shares)                   876,240
  151,486      Standard Bank Group, Ltd.                                 1,390,527
   89,000      State Bank of India                                       1,364,525
  201,210      Turkiye Is Bankasi (Isbank)                               1,085,140
   68,539      Uniao de Bancos Brasileiros SA (G.D.R.) (144A) (c)        2,460,550
                                                                      ------------
                                                                      $ 23,491,503
                                                                      ------------
               Regional Banks - 1.1%
1,346,000      First Financial Holding*                               $  1,093,550
  155,000      Grupo Financiero Galicia (A.D.R.)*(c)                     1,356,250
                                                                      ------------
                                                                      $  2,449,800
                                                                      ------------
               Total Banks                                            $ 25,941,303
                                                                      ------------
               Diversified Financials - 5.0%
               Diversified Financial Services - 5.0%
6,274,000      Bank Mandiri                                           $  1,092,347
4,655,713      China Development Financial*                              1,774,150
  859,597      FirstRand, Ltd.                                           1,735,933
1,117,000      Fubon Group                                               1,055,495
  842,200      MCL Land, Ltd.*                                             621,589
2,009,100      RHB Capital Bhd.                                          1,062,438
   52,400      Samsung Securities Co., Ltd.*                             1,362,877
1,239,900      Sanlam, Ltd.*                                             2,033,011
6,639,700      SM Prime Holdings                                           923,328
                                                                      ------------
                                                                      $ 11,661,168
                                                                      ------------
               Total Diversified Financials                           $ 11,661,168
                                                                      ------------
               Insurance - 3.1%
               Life & Health Insurance - 1.1%
1,972,000      China Life Insurance Co., Ltd.*                        $  1,294,541
  778,000      Ping An Insurance Co. of China, Ltd.*                     1,217,145
                                                                      ------------
                                                                      $  2,511,686
                                                                      ------------
               Multi-Line Insurance - 1.5%
  465,825      Aksigorta AS                                           $  1,783,509
   22,000      Samsung Fire & Marine Insurance*                          1,645,778
                                                                      ------------
                                                                      $  3,429,287
                                                                      ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
               Property & Casualty Insurance - 0.5%
   62,800      Cathay Financial Holding Co., Ltd., (144A)
               (G.D.R.)*                                           $  1,190,060
                                                                   ------------
               Total Insurance                                     $  7,131,033
                                                                   ------------
               Real Estate - 0.5%
               Real Estate Management & Development - 0.5%
  683,000      Wheelock Properties (Singapore), Ltd.               $  1,118,747
                                                                   ------------
               Total Real Estate                                   $  1,118,747
                                                                   ------------
               Software & Services - 0.8%
               Application Software - 0.8%
   25,068      Infosys Technologies, Ltd.                          $  1,285,245
   19,800      Satyam Computer Services, Ltd.*                          489,258
                                                                   ------------
                                                                   $  1,774,503
                                                                   ------------
               Total Software & Services                           $  1,774,503
                                                                   ------------
               Technology Hardware & Equipment - 3.6%
               Semiconductors - 2.1%
  474,026      Hon Hai Precision Industry                          $  2,476,443
1,309,729      Taiwan Semiconductor Manufacturing Co.                 2,366,794
                                                                   ------------
                                                                   $  4,843,237
                                                                   ------------
               Computer Storage & Peripherals - 1.0%
1,275,000      Quanta Computer, Inc.*                              $  2,324,737
                                                                   ------------
               Electronic Equipment & Instruments - 0.5%
  610,000      ACER Sertek, Inc.*                                  $  1,153,473
                                                                   ------------
               Total Technology Hardware & Equipment               $  8,321,447
                                                                   ------------
               Semiconductors - 5.7%
   20,170      Samsung Electronics                                 $  9,735,061
  148,900      Taiwan Semiconductor Manufacturing Co. (A.D.R.)        1,371,369
2,995,770      United Microelectronics Corp., Ltd.                    2,017,846
                                                                   ------------
                                                                   $ 13,124,276
                                                                   ------------
               Total Semiconductors                                $ 13,124,276
                                                                   ------------
               Telecommunication Services - 6.4%
               Integrated Telecommunication Services - 2.6%
   35,700      Brasil Telecom Participacoes SA                     $  1,184,883
  243,600      Mahanagar Telephone (Demat Shares)                       676,979

22  The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

   Shares                                                                    Value
               Integrated Telecommunication Services (continued)
   275,260     Mahanagar Telephone Nigam, Ltd.*                       $  1,786,437
   105,800     Telecom Argentina Stet France Telecom SA (A.D.R.)*        1,291,818
   204,300     Telekomunikacja Polska SA                                 1,132,824
                                                                      ------------
                                                                      $  6,072,941
                                                                      ------------
               Wireless Telecommunication Services - 3.8%
    64,100     Korea Telecom Freetel Co.*                             $  1,465,314
    39,300     Mobile Telesystems (A.D.R.) (c)                           1,379,430
   181,000     MTN Group, Ltd.*                                          1,199,570
    58,400     SK Telecom Co., Ltd.                                      1,221,728
   876,000     Taiwan Mobile Co., Ltd.                                     876,488
   346,800     Venfin, Ltd.                                              1,408,409
    36,300     Vimpel Communications (A.D.R.)*                           1,344,552
                                                                      ------------
                                                                      $  8,895,491
                                                                      ------------
               Total Telecommunication Services                       $ 14,968,432
                                                                      ------------
               Utilities - 2.3%
               Electric Utilities - 0.8%
    66,000     Korea Electric Power Corp.*                            $  1,950,097
                                                                      ------------
               Gas Utilities - 1.4%
    46,500     Korea Gas Corp.                                        $  1,298,359
 3,230,500     PetroChina Co., Ltd.*                                     2,079,910
                                                                      ------------
                                                                      $  3,378,269
                                                                      ------------
               Total Utilities                                        $  5,328,366
                                                                      ------------
               TOTAL COMMON STOCKS
               (Cost $173,292,358)                                    $217,291,706
                                                                      ------------
               WARRANTS - 0.0%
               Commercial Services & Supplies - 0.0%
    11,697     Bidvest Group, Ltd., Exp. 12/08/06*                    $     24,530
                                                                      ------------
               TOTAL WARRANTS
               (Cost $0)                                              $     24,530
                                                                      ------------
               TEMPORARY CASH INVESTMENTS - 8.7%
               Security Lending Collateral - 8.7%
20,134,868     Securities Lending Investment Fund, 2.988%             $ 20,134,868
                                                                      ------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $20,134,868)                                     $ 20,134,868
                                                                      ------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/05            (unaudited) (continued)
--------------------------------------------------------------------------------

 Shares                                                       Value
           TOTAL INVESTMENTS IN SECURITIES - 106.0%
           (Cost $199,740,593) (a) (b)                 $245,105,360
                                                       ------------
           OTHER ASSETS AND LIABILITIES - (6.0)%       $(13,842,910)
                                                       ------------
           TOTAL NET ASSETS - 100.0%                   $231,262,450
                                                       ============

(A.D.R.) American Depositary Receipt

(G.D.R.) Global Depositary Receipt

      *  Non-income producing security

   144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2005, the value of these securities amounted to $7,344,434 or 3.2% of net assets.

    (a) Distributions of investments by country of issue, as a percentage of equity holdings (excluding temporary cash investments) is as follows:

         South Korea                               22.1%
         Brazil                                    13.9
         Taiwan                                    12.2
         South Africa                               8.9
         India                                      8.1
         People's Republic of China                 4.5
         Turkey                                     4.3
         Thailand                                   3.8
         Russia                                     3.4
         Mexico                                     3.2
         Indonesia                                  3.1
         Malaysia                                   3.1
         Peru                                       1.2
         Argentina                                  1.2
         Philippines                                1.2
         Hong Kong                                  0.9
         Other (Individually less than 1%)          4.9
                                                   ----
                                                  100.0%
                                                  ======

(b) At May 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $203,082,841 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                         $46,624,851
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                          (4,602,333)
                                                                                -----------
       Net unrealized gain                                                      $42,022,518
                                                                                ===========

24 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

(c)   At May 31, 2005, the following securities were out on loan:

Shares      Security                                            Market Value
108,240     AngloGold Ashanti, Ltd. (A.D.R.)                   $ 3,716,962
 66,597     Banco Bradesco SA                                    2,129,106
231,413     Centrais Electricas Brasileiras SA (A.D.R.)*         1,606,006
 33,535     China Telecom, Ltd. (A.D.R.)+                        1,165,006
 82,400     Grupo Financiero Galicia (A.D.R.)*                     721,000
 60,800     Kookmin Bank (A.D.R.)*                               2,687,360
 27,140     Lukoil Holdings (A.D.R.)+                              948,543
 37,335     Mobile Telesystems (A.D.R.)                          1,310,459
 44,840     Repsol SA (A.D.R.)                                   1,123,690
 71,250     Surgutneftegaz (A.D.R.)*                             2,413,238
 88,249     Tele Norte Leste Participacoes (A.D.R.)              1,345,797
  3,200     Uniao de Bancos Brasileiros SA (G.D.R.) (144A)         114,880
                                                               -----------
            Total                                              $19,282,047
                                                               ===========

+ Pending sales for securities China Telecom, Ltd. and Lukoil Holdings as of May 31, 2005.

Purchases and sales of securities (excluding temporary cash investments) for the period ended May 31, 2005 aggregated $103,246,810 and $162,307,636, respectively.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/05 (unaudited)
-----------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
    $19,282,047) (cost $199,740,593)                            $245,105,360
  Cash                                                               345,134
  Foreign currencies, at value ($1,468,045)                        1,466,964
  Receivables -
    Investment securities sold                                     5,521,725
    Fund shares sold                                                 294,730
    Forward foreign currency settlement contracts, net                    37
    Dividends, interest and foreign taxes withheld                 1,027,923
  Due from Pioneer Investment Management, Inc.                        51,047
  Other                                                                1,439
                                                                -------------
     Total assets                                               $253,814,359
                                                                -------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  1,190,970
    Fund shares repurchased                                          392,999
    Upon return of securities loaned                              20,134,868
  Due to affiliates                                                  460,574
  Accrued expenses                                                   157,873
  Reserve for repatriation taxes                                     214,625
                                                                -------------
     Total liabilities                                          $ 22,551,909
                                                                -------------
NET ASSETS:
  Paid-in capital                                               $199,738,115
  Undistributed net investment income                                766,149
  Accumulated net realized loss on investments and foreign
    currency transactions                                        (14,385,898)
  Net unrealized gain on investments                              45,150,142
  Net unrealized loss on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                        (6,058)
                                                                -------------
     Total net assets                                           $231,262,450
                                                                =============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $147,251,699/7,706,123 shares)              $      19.11
                                                                =============
  Class B (based on $34,643,509/1,968,713 shares)               $      17.60
                                                                =============
  Class C (based on $35,577,441/2,027,929 shares)               $      17.54
                                                                =============
  Class R (based on $86,398/4,569 shares)                       $      18.91
                                                                =============
  Class Y (based on $13,703,403/680,343 shares)                 $      20.14
                                                                =============
MAXIMUM OFFERING PRICE:
  Class A ($19.11 [divided by] 94.25%)                          $      20.28
                                                                =============

26 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended 5/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $650,134)     $   4,780,608
  Interest                                                         47,473
  Income from securities loaned, net                               22,498
                                                            -------------
     Total investment income                                                  $   4,850,579
                                                                              -------------
EXPENSES:
  Management fees                                           $   1,421,816
  Transfer agent fees and expenses
   Class A                                                        412,884
   Class B                                                         91,481
   Class C                                                         69,786
   Class R                                                            226
   Class Y                                                            360
  Distribution fees
   Class A                                                        191,607
   Class B                                                        184,441
   Class C                                                        182,857
   Class R                                                            177
  Administrative reimbursements                                    24,992
  Custodian fees                                                  185,844
  Registration fees                                                62,477
  Professional fees                                                50,032
  Printing expense                                                 18,600
  Fees and expenses of nonaffiliated trustees                       5,062
  Miscellaneous                                                    14,773
                                                            -------------
     Total expenses                                                           $   2,917,415
     Less management fees waived and expenses reim-
       bursed by Pioneer Investment Management, Inc.                                (61,589)
     Less fees paid indirectly                                                       (9,145)
                                                                              -------------
     Net expenses                                                             $   2,846,681
                                                                              -------------
       Net investment income                                                  $   2,003,898
                                                                              -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments (net of foreign capital gain taxes of
     $78,530)                                               $  42,062,366
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies           (313,771)    $  41,748,595
                                                            -------------     -------------
  Change in net unrealized loss on:
   Investments (net of decrease in reserve for
     repatriation taxes of $36,862)                         $ (27,788,428)
   Forward foreign currency contracts and other assets
     and liabilities denominated in foregin currencies            (38,087)    $ (27,826,515)
                                                            -------------     -------------
  Net gain on investments and foreign currency
     transactions                                                             $  13,922,080
                                                                              -------------
  Net increase in net assets resulting from operations                        $  15,925,978
                                                                              =============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Six Months Ended 5/31/05 and the Year Ended 11/30/04


                                                           Six Months
                                                              Ended
                                                             5/31/05         Year Ended
                                                           (unaudited)        11/30/04
FROM OPERATIONS:
Net investment income                                    $   2,003,898    $    1,766,742
Net realized gain on investments and foreign currency
  transactions                                              41,748,595        43,488,541
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                        (27,826,515)        9,253,202
                                                         -------------    --------------
    Net increase (decrease) in net assets resulting
     from operations                                     $  15,925,978    $   54,508,485
                                                         -------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.00 and $0.04 per share, respectively)    $           -    $     (308,722)
    Class R ($0.00 and $0.15 per share, respectively)                -              (147)
    Class Y ($0.00 and $0.16 per share, respectively)                -          (613,683)
                                                         -------------    --------------
     Total distributions to shareowners                  $           -    $     (922,552)
                                                         -------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  40,405,187    $   91,657,497
Reinvestment of distributions                                        -           321,605
Cost of shares repurchased                                 (99,001,058)     (117,299,715)
                                                         -------------    --------------
    Net increase (decrease) in net assets resulting
     from fund share transactions                        $ (58,595,871)   $  (25,320,613)
                                                         -------------    --------------
    Net increase (decrease) in net assets                $ (42,669,893)   $   28,265,320
NET ASSETS:
Beginning of period                                        273,932,343       245,667,023
                                                         -------------    --------------
End of period (accumulated undistributed net
  investment income (loss) of $766,149 and
  ($1,237,749), respectively)                            $ 231,262,450    $  273,932,343
                                                         =============    ==============

28 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
-----------------------------------------------------------------------------

                                   '05 Shares      '05 Amounts      '04 Shares      '04 Amounts
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         1,353,062    $  25,714,561       3,615,669    $  58,232,544
Reinvestment of distributions               -                -          17,598          268,196
Less shares repurchased            (1,842,708)     (34,660,891)     (3,864,993)     (60,813,131)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (489,646)   $  (8,946,330)       (231,726)   $  (2,312,391)
                                   ==========    =============      ==========    ==============
CLASS B
Shares sold                           270,915    $   4,797,770         908,252    $  13,763,154
Less shares repurchased              (502,083)      (8,730,502)     (1,578,190)     (23,101,481)
                                   ----------    -------------      ----------    -------------
    Net decrease                     (231,168)   $  (3,932,732)       (669,938)   $  (9,338,327)
                                   ==========    =============      ==========    ==============
CLASS C
Shares sold                           295,981    $   5,195,457       1,115,792    $  16,655,237
Less shares repurchased              (489,273)      (8,483,732)       (809,502)     (11,737,597)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)          (193,292)   $  (3,288,275)        306,290    $   4,917,640
                                   ==========    =============      ==========    ==============
CLASS R
Shares sold                             1,268    $      23,516           3,802    $      60,477
Reinvestment of distributions               -                -               9              139
Less shares repurchased                   (42)            (788)           (628)         (10,375)
                                   ----------    -------------      ----------    -------------
    Net increase                        1,226    $      22,728           3,183    $      50,241
                                   ==========    =============      ==========    ==============
CLASS Y
Shares sold                           234,355    $   4,673,883         172,410    $   2,946,085
Reinvestment of distributions               -                -           3,354           53,270
Less shares repurchased            (2,453,008)     (47,125,145)     (1,190,329)     (21,637,131)
                                   ----------    -------------      ----------    -------------
    Net decrease                   (2,218,653)   $ (42,451,262)     (1,014,565)   $ (18,637,776)
                                   ==========    =============      ==========    ==============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended
                                                                   5/31/05      Year Ended
CLASS A                                                          (unaudited)     11/30/04
Net asset value, beginning of period                              $ 17.88        $  14.47
                                                                  -------        --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.17        $   0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      1.06            3.35
                                                                  -------        --------
   Net increase (decrease) from investment operations             $  1.23        $   3.45
Distributions to shareowners:
 Net investment income                                                  -           (0.04)
                                                                  -------        --------
Net increase (decrease) in net asset value                        $  1.23        $   3.41
                                                                  -------        --------
Net asset value, end of period                                    $ 19.11        $  17.88
                                                                  =======        ========
Total return*                                                        6.88%          23.86%
Ratio of net expenses to average net assets+                         2.16%**         2.17%
Ratio of net investment income (loss) to average net assets+         1.74%**         0.61%
Portfolio turnover rate                                                85%**           69%
Net assets, end of period (in thousands)                          $147,252       $146,503
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.23%**         2.24%
 Net investment income (loss)                                        1.67%**         0.54%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.15%**         2.17%
 Net investment income (loss)                                        1.75%**         0.61%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                Year Ended   Year Ended    Year Ended     Year Ended
CLASS A                                                          11/30/03     11/30/02      11/30/01       11/30/00
Net asset value, beginning of period                             $  10.11     $  9.91       $ 10.82       $   13.80
                                                                 --------     -------       -------       ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.07     $ (0.01)      $  0.00(a)    $   (0.17)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      4.29        0.21         (0.91)          (2.81)
                                                                 --------     -------       -------       ---------
   Net increase (decrease) from investment operations            $   4.36     $  0.20       $ (0.91)      $   (2.98)
Distributions to shareowners:
 Net investment income                                                  -           -             -               -
                                                                 --------     -------       -------       ---------
Net increase (decrease) in net asset value                       $   4.36     $  0.20       $ (0.91)      $   (2.98)
                                                                 --------     -------       -------       ---------
Net asset value, end of period                                   $  14.47     $ 10.11       $  9.91       $   10.82
                                                                 ========     =======       =======       ==========
Total return*                                                       43.13%       2.02%        (8.41)%        (21.59)%
Ratio of net expenses to average net assets+                         2.65%       2.58%         2.76%           2.19%
Ratio of net investment income (loss) to average net assets+         0.51%      (0.09)%       (0.04)%         (1.13)%
Portfolio turnover rate                                                88%        101%          177%            139%
Net assets, end of period (in thousands)                         $121,974     $94,999       $82,739       $  88,175
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.65%       2.58%         2.76%           2.19%
 Net investment income (loss)                                        0.51%      (0.09)%       (0.04)%         (1.13)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.64%       2.57%         2.74%           2.16%
 Net investment income (loss)                                        0.52%      (0.08)%       (0.02)%         (1.10)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.
(a)Amount rounds to less than one cent per share.

30 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                   Ended
                                                                   5/31/05     Year Ended
CLASS B                                                          (unaudited)    11/30/04
Net asset value, beginning of period                              $ 16.52       $ 13.46
                                                                  -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.09       $ (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      0.99          3.07
                                                                  -------       -------
   Net increase (decrease) from investment operations             $  1.08       $  3.06
                                                                  -------       -------
Net increase (decrease) in net asset value                        $  1.08       $  3.06
                                                                  -------       -------
Net asset value, end of period                                    $ 17.60       $ 16.52
                                                                  =======       ========
Total return*                                                        6.54%        22.73%
Ratio of net expenses to average net assets+                         2.91%**       2.89%
Ratio of net investment income (loss) to average net assets+         1.01%**      (0.10)%
Portfolio turnover rate                                                85%**         69%
Net assets, end of period (in thousands)                          $34,644       $36,352
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.94%**       2.95%
 Net investment income (loss)                                        0.99%**      (0.16)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.91%**       2.89%
 Net investment income (loss)                                        1.01%**      (0.10)%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended    Year Ended
CLASS B                                                          11/30/03     11/30/02     11/30/01      11/30/00
Net asset value, beginning of period                             $  9.47      $  9.34      $ 10.28      $   13.23
                                                                 -------      -------      -------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $ (0.08)     $ (0.58)     $ (0.10)     $   (0.34)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     4.07         0.71        (0.84)         (2.61)
                                                                 -------      -------      -------      ---------
   Net increase (decrease) from investment operations            $  3.99      $  0.13      $ (0.94)     $   (2.95)
                                                                 -------      -------      -------      ---------
Net increase (decrease) in net asset value                       $  3.99      $  0.13      $ (0.94)     $   (2.95)
                                                                 -------      -------      -------      ---------
Net asset value, end of period                                   $ 13.46      $  9.47      $  9.34      $   10.28
                                                                 =======      =======      =======      ==========
Total return*                                                      42.13%        1.39%       (9.14)%       (22.30)%
Ratio of net expenses to average net assets+                        3.37%        3.21%        3.59%          3.05%
Ratio of net investment income (loss) to average net assets+       (0.26)%      (0.66)%      (0.87)%        (1.97)%
Portfolio turnover rate                                               88%         101%         177%           139%
Net assets, end of period (in thousands)                         $38,615      $29,674      $35,651      $  40,763
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       3.37%        3.21%        3.59%          3.05%
 Net investment income (loss)                                      (0.26)%      (0.66)%      (0.87)%        (1.97)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       3.37%        3.21%        3.58%          3.03%
 Net investment income (loss)                                      (0.26)%      (0.66)%      (0.86)%        (1.95)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

  The accompanying notes are an integral part of these financial statements.  31

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                    5/31/05      Year Ended
CLASS C                                                           (unaudited)     11/30/04
Net asset value, beginning of period                               $ 16.47        $ 13.39
                                                                   -------        -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.09        $  0.00(a)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       0.98           3.08
                                                                   -------        -------
   Net increase (decrease) from investment operations              $  1.07        $  3.08
                                                                   -------        -------
Net increase (decrease) in net asset value                         $  1.07        $  3.08
                                                                   -------        -------
Net asset value, end of period                                     $ 17.54        $ 16.47
                                                                   =======        =======
Total return*                                                         6.50%         23.00%
Ratio of net expenses to average net assets+                          2.80%**        2.78%
Ratio of net investment income (loss) to average net assets+          1.12%**       (0.01)%
Portfolio turnover rate                                                 85%**          69%
Net assets, end of period (in thousands)                           $35,577        $36,579
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         2.82%**        2.86%
 Net investment income (loss)                                         1.10%**       (0.08)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.80%**        2.78%
 Net investment income (loss)                                         1.12%**       (0.01)%

Pioneer Emerging Markets Fund
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
                                                                 Year Ended   Year Ended   Year Ended    Year Ended
CLASS C                                                           11/30/03     11/30/02     11/30/01      11/30/00
Net asset value, beginning of period                              $  9.42      $  9.29      $ 10.23      $   13.12
                                                                  -------      -------      -------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $ (0.14)     $ (0.18)     $ (0.01)     $   (0.14)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      4.11         0.31        (0.93)         (2.75)
                                                                  -------      -------      -------      ---------
   Net increase (decrease) from investment operations             $  3.97      $  0.13      $ (0.94)     $   (2.89)
                                                                  -------      -------      -------      ---------
Net increase (decrease) in net asset value                        $  3.97      $  0.13      $ (0.94)     $   (2.89)
                                                                  -------      -------      -------      ---------
Net asset value, end of period                                    $ 13.39      $  9.42      $  9.29      $   10.23
                                                                  =======      =======      =======      ==========
Total return*                                                       42.14%        1.40%       (9.19)%       (22.03)%
Ratio of net expenses to average net assets+                         3.32%        3.16%        3.57%          2.85%
Ratio of net investment income (loss) to average net assets+        (0.18)%      (0.63)%      (0.81)%        (1.81)%
Portfolio turnover rate                                                88%         101%         177%           139%
Net assets, end of period (in thousands)                          $25,632      $29,239      $15,864      $  12,861
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        3.32%        3.16%        3.57%          2.85%
 Net investment income (loss)                                       (0.18)%      (0.63)%      (0.81)%        (1.81)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        3.32%        3.15%        3.55%          2.82%
 Net investment income (loss)                                       (0.18)%      (0.62)%      (0.79)%        (1.78)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.

32 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                     Six Months
                                                       Ended                    4/1/03(a)
                                                      5/31/05     Year Ended        to
CLASS R                                             (unaudited)    11/30/04      11/30/03
Net asset value, beginning of period                 $ 17.72       $ 14.51      $  9.57
                                                     -------       -------      -------
Increase from investment operations:
  Net investment income                              $  0.15       $  0.11      $  0.02
  Net realized and unrealized gain on investments
   and foreign currency transactions                    1.04          3.25         4.93
                                                     -------       -------      -------
     Net increase from investment operations         $  1.19       $  3.36      $  4.95
Distributions to shareowners:
  Net investment income                                    -         (0.15)       (0.01)
                                                     -------       -------      -------
Net increase in net asset value                      $  1.19       $  3.21      $  4.94
                                                     -------       -------      -------
Net asset value, end of period                       $ 18.91       $ 17.72      $ 14.51
                                                     =======       =======      ========
Total return*                                           6.72%        23.35%       51.74%
Ratio of net expenses to average net assets+            2.47%**       2.61%        2.13%**
Ratio of net investment income to average net
  assets+                                               1.68%**       0.13%        0.56%**
Portfolio turnover rate                                   85%**         69%          88%
Net assets, end of period (in thousands)             $    86       $    59      $     2
Ratios with no waiver of management fees by PIM
  and no reduction for fees paid indirectly:
  Net expenses                                          2.59%**       2.70%        2.13%**
  Net investment income                                 1.56%**       0.04%        0.56%**
Ratios with waiver of management fees by PIM and
  reduction for fees paid indirectly:
  Net expenses                                          2.47%**       2.61%        2.13%**
  Net investment income                                 1.68%**       0.13%        0.56%**

(a) Class R Shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
 +  Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   33

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                    5/31/05     Year Ended
CLASS Y                                                           (unaudited)    11/30/04
Net asset value, beginning of period                               $ 18.78       $ 15.19
                                                                   -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.12       $  0.28
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       1.24          3.47
                                                                   -------       -------
   Net increase (decrease) from investment operations              $  1.36       $  3.75
Distributions to shareowners:
 Net investment income                                                   -         (0.16)
                                                                   -------       -------
Net increase (decrease) in net asset value                         $  1.36       $  3.59
                                                                   -------       -------
Net asset value, end of period                                     $ 20.14       $ 18.78
                                                                   =======       =======
Total return*                                                         7.24%        24.86%
Ratio of net expenses to average net assets+                          1.40%**       1.30%
Ratio of net investment income (loss) to average net assets+          2.58%**       1.46%
Portfolio turnover rate                                                 85%**         69%
Net assets, end of period (in thousands)                           $13,703       $54,440
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                         1.40%**       1.37%
 Net investment income (loss)                                         2.58%**       1.39%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.40%**       1.30%
 Net investment income (loss)                                         2.58%**       1.46%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                 Year Ended   Year Ended   Year Ended    Year Ended
CLASS Y                                                           11/30/03     11/30/02     11/30/01      11/30/00
Net asset value, beginning of period                              $ 10.51      $ 10.20      $ 11.03      $   13.99
                                                                  -------      -------      -------      ---------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.19      $  0.13      $  0.10      $   (0.10)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      4.50         0.18        (0.93)         (2.86)
                                                                  -------      -------      -------      ---------
   Net increase (decrease) from investment operations             $  4.69      $  0.31      $ (0.83)     $   (2.96)
Distributions to shareowners:
 Net investment income                                              (0.01)           -            -              -
                                                                  -------      -------      -------      ---------
Net increase (decrease) in net asset value                        $  4.68      $  0.31      $ (0.83)     $   (2.96)
                                                                  -------      -------      -------      ---------
Net asset value, end of period                                    $ 15.19      $ 10.51      $ 10.20      $   11.03
                                                                  =======      =======      =======      =========
Total return*                                                       44.63%        3.04%       (7.52)%       (21.16)%
Ratio of net expenses to average net assets+                         1.60%        1.58%        1.80%          1.62%
Ratio of net investment income (loss) to average net assets+         1.52%        0.93%        0.96%         (0.62)%
Portfolio turnover rate                                                88%         101%         177%           139%
Net assets, end of period (in thousands)                          $59,444      $41,683      $43,861      $  47,378
Ratios with no waiver of management fees by PIM and no
 reduction for fees paid indirectly:
 Net expenses                                                        1.60%        1.58%        1.80%          1.62%
 Net investment income (loss)                                        1.52%        0.93%        0.96%         (0.62)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.60%        1.58%        1.80%          1.60%
 Net investment income (loss)                                        1.52%        0.93%        0.96%         (0.60)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
 + Ratios with no reduction for fees paid indirectly.

34 The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

    NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income are recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts.

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At May 31, 2005, the Fund had no open futures contracts.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2005, the Fund paid $78,530 in such taxes.

    In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2005, the Fund had $214,625 in reserve related to capital gains. The estimated reserve for the repatriation of foreign currencies is based on principal balances and/or unrealized appreciation of applicable securities, the holding period of such investments and the related tax rates and other such factors. As of May 31, 2005, the Fund had no reserve related to taxes on the repatriation of foreign currencies.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At November 30, 2004, the Fund had a net capital loss carryforward of $54,036,311, of which $1,968,607 will expire in 2005, $6,469,549 will expire in 2008, $34,401,642 will expire in 2009 and $11,196,513 will expire in 2010 if not utilized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The tax character of distributions paid during the year ended November 30, 2004 was as follows:
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                         2004
-----------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                    $922,522
  Long-term capital gain                    -
                                     --------
    Total                            $922,522
                                     ========
-----------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2004:

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
                                                2004
-----------------------------------------------------------------------------
  Undistributed ordinary income           $         -
  Capital loss carryforward               (54,036,311)
  Unrealized appreciation                  69,634,668
                                          -----------
    Total                                 $15,598,357
                                          ===========
-----------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and the tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings and the mark to market of forward currency contracts.

F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A.(UniCredito Italiano), earned $17,157 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2005.

G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05                              (continued)
--------------------------------------------------------------------------------

    services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see
    Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.  Securities Lending

    The Fund lends securities in its Portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

I.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    that the value of the collateral remains at least equal to the repurchase price.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's Portfolio. Effective December 31, 2003, management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets. Prior to December 31, 2003, the management fees were calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

PIM has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class A expenses to 2.15% of the average daily net assets attributable to Class A shares. The portion of the Fund expenses attributable to classes of shares other than Class A will be reduced only to the extent such expenses are reduced for Class A shares.

Effective April 1, 2005, PIM has agreed to limit ordinary operating expenses to the extent required to reduce fund expenses to 2.15%, 3.05%, 3.05% and 2.40% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2008 for Class A shares and through April 1, 2006 for Class B, Class C and Class R shares. Pioneer expects to continue its limitation of expenses unless the expense limit agreement with the fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that Pioneer will extend the expense limitation beyond April 1, 2008 for Class A shares and April 1, 2006 for Class B, Class C and Class R shares. The fund may terminate the expense limit agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement to be in the best interests of the fund and its shareholders.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2005, $299,589, was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $63,749 in transfer agent fees payable to PIMSS at May 31, 2005.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares (Class A Plan, Class B Plan, Class C Plan and Class R
Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $97,236 in distribution fees payable to PFD at May 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares help by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.0%, based on the lower of cost or market value of shares being redeemed. Shares purchases prior to December 1, 2004, remain subject to the CDSC in

42
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Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2005, CDSCs in the amount of $41,156 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B, Class C, Class R and Class Y shares sold within 30 days of purchase. For Class A, Class R and Class Y shares this fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended May 31, 2005, the Fund collected $17,648 in redemption fees, which are included in the Fund's capital account.

5. Directed Brokerage And Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended May 31, 2005, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2005, the Fund's expenses were reduced by $9,145 under such arrangements.

6. Forward Foreign Currency Contracts

At May 31, 2005, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2005, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $325,603, and $325,566, respectively, resulting in a net receivable of $37.

                                                                              43
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Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/05      (unaudited) (continued)
--------------------------------------------------------------------------------

7. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2005, there were no borrowings under such agreement.

44
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Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") voting separately annually approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareowners. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareowners.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three, and five-year periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management and other fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and of a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareowners. The Trustees considered the benefits to shareowners of investing in a Fund that is part of a large number of investment companies offering a variety of

46
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Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareowner services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2004, the third quintile for the three years ended June 30, 2004, and the second quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareowners of the Fund, including administrative and shareowner services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareowners of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio (before and after giving effect to the expense limitation) for the 12 months ended June 30, 2004 and expense ratios for the comparable period of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (after giving effect to the expense limitation) was in the third quintile of this peer group for the most recent fiscal year. The Trustees concluded that the Fund's overall expense ratio was comparable to that of most of the comparably-sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that, at current and reasonable foreseeable asset growth, break points in the management fee were not necessary at this time. As assets increase, the Trustees will continue to evaluate annually the appropriateness of break points.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareowner services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees
     John F. Cogan, Jr., Chairman
     David R. Bock
     Mary K. Bush
     Margaret B.W. Graham
     Osbert M. Hood
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

     Officers
     John F. Cogan, Jr., President
     Osbert M. Hood, Executive
      Vice President
     Vincent Nave, Treasurer
     Dorothy E. Bourassa, Secretary

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


  U.S. Equity
  Pioneer Fund
  Pioneer Balanced Fund
  Pioneer Cullen Value Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund
  Pioneer Growth Opportunities Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
    Growth Fund
  Pioneer Oak Ridge Small Cap
    Growth Fund**
  Pioneer AmPac Growth Fund(1)
  Pioneer Small and Mid Cap
    Growth Fund(2)
  Pioneer Growth Leaders Fund(3)
  Pioneer Strategic Growth Fund(4)
  Pioneer Real Estate Shares
  Pioneer Research Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  Asset Allocation
  Pioneer Ibbotson Moderate
    Allocation Fund
  Pioneer Ibbotson Growth
    Allocation Fund
  Pioneer Ibbotson Aggressive
    Allocation Fund
  Pioneer Ibbotson Conservative
    Allocation Fund

  International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Equity Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund

  Fixed Income
  Pioneer America Income Trust
  Pioneer Bond Fund
  Pioneer California Tax Free
    Income Fund
  Pioneer Global High Yield Fund
  Pioneer High Yield Fund
  Pioneer Municipal Bond Fund
  Pioneer Short Term Income Fund
  Pioneer Strategic Income Fund
  Pioneer Tax Free Income Fund

  Money Market
  Pioneer Cash Reserves Fund*
  Pioneer Tax Free Money Market Fund

1 Formerly Pioneer Papp America-Pacific Rim Fund
2 Formerly Pioneer Papp Small and Mid Cap Growth Fund
3 Formerly Pioneer Papp Stock Fund
4 Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

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--------------------------------------------------------------------------------
                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address                 ask.pioneer@pioneerinvest.com
    (for general questions about Pioneer only)

     Visit our web site:                                  www.pioneerfunds.com

 Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 29, 2005

* Print the name and title of each signing officer under his or her signature.